JPMORGAN TRUST IV

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 9, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust IV (the “Trust”), on behalf of the

JPMorgan Macro Opportunities Fund (the “Fund”)

File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus and summary prospectus for the Fund dated April 7, 2020, as supplemented July 2, 2020. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated July 2, 2020 for the Fund.

Please contact the undersigned at 212-648-0152 if you have any questions concerning this filing.

Very truly yours,

/s/ Anthony Geron
Anthony Geron
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase